Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Registrant Name	IREN LIMITED
Entity File Number	001-41072
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	Level 5, 55 Market Street
Entity Address, City or Town	Sydney
Entity Address, Postal Zip Code	2000
Entity Address, Country	AU
City Area Code	61 2
Local Phone Number	7906 8301
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	IREN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001878848